Farmland Assets (Details) - Schedule of Farmland Assets - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Farmland Assets [Abstract]
Farmland assets		$ 2,176,079	$ 2,287,836
Less: Impairment	[1]	(1,541,926)	(1,621,115)
Farmland assets, net		$ 634,153	$ 666,721

[1]	In the years ended March 31, 2024 and 2023, we evaluated the use rights of the forest land, which is currently used to cultivate Ginkgo trees. Based on the evaluation of the forest land use rights, the Company did not record an impairment. In the year ended March 31, 2022, based on the evaluation of the forest land use rights, the Company recorded an impairment of $148,795.